Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 279	€ (79)	€ 232
Realized gains and (losses) on financial investments	399	(92)	431
Gains and (losses) on investments in real estate	317	261	193
Net fair value change of derivatives	1,130	(545)	(1,159)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	33,188	(11,326)	20,524
Net fair value change on investments in real estate for account of policyholders	(18)	5	38
Net foreign currency gains and (losses)	77	44	(20)
Net fair value change on borrowings and other financial liabilities	15	29	10
Realized gains and (losses) on repurchased debt		1	1
Total	35,386	(11,701)	€ 20,250
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	(22)	(8)
Net foreign currency gains and (losses)	3	3
Net fair value change on borrowings and other financial liabilities	4	4
Total	€ (15)	€ (1)